Other Long-Term Liabilities	12 Months Ended
Jun. 30, 2013
Other Long-Term Liabilities	NOTE 15 — OTHER LONG-TERM LIABILITIES

(In millions)

June 30,	2013	2012

Tax contingencies and other tax liabilities	$9,548	$7,634
Legal contingencies	162	220
Other	290	354

Total	$10,000	$8,208